ANNUAL REPORT

                                  IAI BOND FUND

                                NOVEMBER 30, 1999




                                   [LOGO] IAI

                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                                  IAI BOND FUND


                                  ANNUAL REPORT
                                NOVEMBER 30, 1999



                Letter to Shareholders ......................   2

                Fund Managers' Review .......................   4

                Fund Portfolio ..............................   6

                Notes to Fund Portfolio .....................  11

                Statement of Assets and Liabilities .........  12

                Statement of Operations .....................  13

                Statements of Changes in Net Assets .........  14

                Financial Highlights ........................  15

                Notes to Financial Statements ...............  16

                Independent Auditors' Report ................  20

                Federal Tax Information .....................  21

                Adviser, Custodian, Legal Counsel,
                Independent Auditors,
                Directors ..................... Inside Back Cover

                             LETTER TO SHAREHOLDERS
                                  IAI BOND FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

  The U.S. economy continues to grow rapidly. Inflation is modest and under control. Stocks, at least as reflected in the broad averages, keep hitting new highs. Unfortunately, all that good news was interpreted as bad news by the bond market. In 1999, bonds declined for only the second time in the history of the Lehman Aggregate Bond Index. Bond investors believe that growth cannot continue without igniting inflationary pressures. Interest rates will move higher either as the Fed attempts to slow the economy or as inflation makes investors demand a higher nominal return. There is little hard data showing a significant increase in price levels, but many of the favorable secular and cyclical forces dampening inflation in the late 1990's will be less positive in 2000.

  * Industrial commodity prices have stabilized after falling by one-third in 1997-98.

  * Energy prices are up more than 80% from one year ago.

  * Asian and European expansions are absorbing excess overseas capacity.

  * The dollar has moved sideways after gaining 30% in the preceding three years.

  * Unemployment is at a 30 year low with shortages in many skilled jobs.

  * Consumer spending and confidence are at high levels.

  * Equity markets have risen dramatically over the past decade, creating significant wealth.

  As a result, the Fed is on alert. During 1999, policy makers increased rates by 75 basis points in the three moves. This really constituted a tapping on the monetary brakes since it only reversed the 75 basis points of easing the Fed did during the liquidity crisis of late 1998. Mindful of possible disruptions caused by the Y2K issue, the Fed moved cautiously. However, Y2K has come and gone without noticeable disruptions, at least by electronic gadgetry. The Fed is now free to increase rates in an effort to slow the rate of growth in the U.S. economy and ease pending inflationary pressures.

  Higher interest rates will gradually slow the U.S. economy. The trick will be to slow, not shrink it. Given Fed Chairman Greenspan's record, one hesitates to bet against him. Higher interest rates will continue to plague the bond market. Equities seem to have been able to shake off the stiffer competition from bonds. However, the advance in the stock market averages has masked the fact that a few large stocks had a


2
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
                                  IAI BOND FUND


ECONOMIC OUTLOOK (CONT.)

  disproportionate impact on the averages. As higher interest rates gradually slow the U.S. economy, corporate profit growth will come under increasing pressure. While mega-mergers and cost cutting will help some overcome this pressure, many companies will experience shortfalls to profit growth expectations. Equity investors have been merciless when earnings don't match forecasts. Equity market returns are unlikely to continue the pace of the past few years.

Please read the Fund Managers' Review, which follows this letter, for a detailed perspective on Fund performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.


                                                                               3
--------------------------------------------------------------------------------

                              FUND MANAGERS' REVIEW
                                  IAI BOND FUND


IAI BOND FUND

FUND MANAGEMENT

LARRY R. HILL, CFA
STEPHEN C. COLEMAN, CFA


HOW HAS THE FUND PERFORMED?

The IAI Bond Fund declined (2.46)% for the 12 months ended November 30, 1999. This compares with a return for the benchmark, the Lehman Aggregate Bond Index, of (0.04)% for the same time period. The Fund's peer group, Lipper A rated Bond Funds, earned a return of (1.34)%.

WERE THERE ANY SIGNIFICANT CHANGES?

Late in 1999, the interest rate sensitivity of the Fund was reduced as continued strong economic growth led to expectations of higher interest rates. Sector weightings continue to emphasize higher yielding corporate and mortgage-backed securities.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Interest rates moved higher throughout 1999 as strong economic growth led the Federal Reserve to increase short-term rates by 75 basis points. The corporate and mortgage sectors outperformed Treasuries for the full 12 months. Select high yield issues performed poorly. Concerns about potential inflationary pressures moved interest rates higher in 10 of the last 12 months.

WHAT IS YOUR OUTLOOK FOR THE FUND?

The U.S. economy continues to provide more of the same - strong growth with modest inflation. However, fears of accelerating inflation and expectations of Federal Reserve rate increases have the market on the defensive. We expect the Federal Reserve to raise rates early in 2000 in an effort to slow economic activity and reduce potential inflation. Given the lag between policy actions and impact on the economy, we believe growth will continue in early 2000 and inflation will remain modest. However, many of the positives that helped control inflation in the late 1990's have been reduced or eliminated: commodity prices have stopped falling, energy prices have risen dramatically, the dollar has leveled off, foreign economies have started to grow more rapidly and labor markets have tightened even further. These changes heighten the concern about further inflation. During 1999, the Fed raised rates three times but to date there has been little impact on final demand. Further rate increases will be needed to slow the economy.

However, yields are attractive, assuming inflation rises only modestly from current levels. Moreover, any sign of an economic slowdown could easily eliminate the upward rate bias. On a longer-term basis, corporate, mortgage, asset-backed and Federal agency issues remain attractive compared to Treasuries. Our strategy is set up to perform well in this environment. Overall interest rate sensitivity is less than the market indices. Corporate and Agency issues are overweighted while mortgage exposure is neutral.


4
--------------------------------------------------------------------------------

                              FUND MANAGERS' REVIEW
                                  IAI BOND FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

                                    LEHMAN BROTHERS
              IAI BOND FUND       AGGREGATE BOND INDEX

                 10,000                  10,000
Dec-89            9,994                  10,027
Jan-90            9,736                   9,908
Feb-90            9,726                   9,939
Mar-90            9,694                   9,947
Apr-90            9,483                   9,856
May-90            9,884                  10,148
Jun-90           10,085                  10,310
Jul-90           10,198                  10,453
Aug-90            9,829                  10,313
Sep-90            9,937                  10,399
Oct-90           10,137                  10,531
Nov-90           10,494                  10,758
Dec-90           10,699                  10,925
Jan-91           10,828                  11,060
Feb-91           10,881                  11,155
Mar-91           10,913                  11,231
Apr-91           11,033                  11,353
May-91           11,054                  11,419
Jun-91           11,001                  11,414
Jul-91           11,157                  11,572
Aug-91           11,491                  11,822
Sep-91           11,790                  12,062
Oct-91           11,881                  12,196
Nov-91           11,994                  12,308
Dec-91           12,553                  12,673
Jan-92           12,182                  12,501
Feb-92           12,252                  12,582
Mar-92           12,092                  12,511
Apr-92           12,151                  12,602
May-92           12,446                  12,840
Jun-92           12,650                  13,016
Jul-92           13,040                  13,282
Aug-92           13,178                  13,416
Sep-92           13,386                  13,575
Oct-92           13,132                  13,395
Nov-92           13,119                  13,398
Dec-92           13,406                  13,612
Jan-93           13,755                  13,873
Feb-93           14,050                  14,115
Mar-93           14,079                  14,174
Apr-93           14,160                  14,273
May-93           14,160                  14,291
Jun-93           14,617                  14,550
Jul-93           14,729                  14,632
Aug-93           15,120                  14,889
Sep-93           15,170                  14,930
Oct-93           15,255                  14,986
Nov-93           14,958                  14,858
Dec-93           15,058                  14,939
Jan-94           15,428                  15,140
Feb-94           15,027                  14,877
Mar-94           14,524                  14,510
Apr-94           14,415                  14,395
May-94           14,337                  14,393
Jun-94           14,211                  14,361
Jul-94           14,375                  14,646
Aug-94           14,415                  14,664
Sep-94           14,302                  14,448
Oct-94           14,301                  14,435
Nov-94           14,219                  14,403
Dec-94           14,318                  14,503
Jan-95           14,501                  14,790
Feb-95           14,850                  15,142
Mar-95           15,152                  15,234
Apr-95           15,379                  15,447
May-95           15,760                  16,045
Jun-95           15,764                  16,163
Jul-95           15,781                  16,127
Aug-95           15,893                  16,321
Sep-95           16,028                  16,480
Oct-95           16,183                  16,694
Nov-95           16,415                  16,944
Dec-95           16,643                  17,182
Jan-96           16,696                  17,296
Feb-96           16,369                  16,996
Mar-96           16,291                  16,878
Apr-96           16,180                  16,783
May-96           16,178                  16,749
Jun-96           16,349                  16,973
Jul-96           16,384                  17,019
Aug-96           16,389                  16,990
Sep-96           16,686                  17,286
Oct-96           17,111                  17,669
Nov-96           17,539                  17,971
Dec-96           17,328                  17,804
Jan-97           17,486                  17,859
Feb-97           17,589                  17,903
Mar-97           17,330                  17,705
Apr-97           17,542                  17,970
May-97           17,745                  18,140
Jun-97           18,045                  18,355
Jul-97           18,648                  18,850
Aug-97           18,452                  18,689
Sep-97           18,699                  18,965
Oct-97           18,849                  19,240
Nov-97           18,968                  19,329
Dec-98           19,207                  19,524
Jan-98           19,428                  19,774
Feb-98           19,478                  19,758
Mar-98           19,550                  19,825
Apr-98           19,654                  19,928
May-98           19,839                  20,117
Jun-98           20,003                  20,288
Jul-98           20,035                  20,331
Aug-98           19,973                  20,662
Sep-98           20,233                  21,146
Oct-98           19,854                  21,034
Nov-98           20,236                  21,154
Dec-98           20,278                  21,217
Jan-99           20,386                  21,368
Feb-99           20,019                  20,994
Mar-99           20,213                  21,109
Apr-99           20,322                  21,177
May-99           20,080                  20,991
Jun-99           19,883                  20,923
Jul-99           19,927                  20,836
Aug-99           19,780                  20,825
Sep-99           19,914                  21,067
Oct-99           19,791                  21,145
Nov-99           19,735                  21,143


AVERAGE ANNUAL RETURNS+
THROUGH 11/30/99
                                              1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
 IAI BOND FUND                               (2.46)%         6.78%         7.04%
--------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index        (0.04)%         7.99%         7.78%

+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


SECTORS
% OF PORTFOLIO AS OF 11/30/99

[PIE CHART]

U.S. Government Agency Mortgage-Backed   43%
Short-Term                                1%
Asset-Backed                              8%
U.S. Government & Government Agency       1%
Corporate                                44%
Foreign-Denominated                       3%


EFFECTIVE MATURITY
% OF PORTFOLIO AS OF 11/30/99

[BAR CHART]

Years
-----
0-3        1%
3-5       16%
5-10      58%
10-20     18%
20+        7%


NOTE TO FUND MANAGERS' REVIEW

PERFORMANCE DATA FOR THE IAI BOND FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDEXES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


CREDIT RATING
% OF PORTFOLIO AS OF 11/30/99

U.S.
Government .........   45%

Aaa ................    7%

Aa .................    4%

A   ................   12%

Baa ................   16%

Non-Investment
Grade ..............   16%


                                                                               5
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                NOVEMBER 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

CORPORATE BONDS - 44.4%

                                                                              Principal        Market
                                                     Rate       Maturity        Amount       Value (a)
------------------------------------------------------------------------------------------------------
BROADCASTING - 2.5%
Radio Unica (STEP BOND) (g)                         13.86%       08/01/06      $715,000     $  466,537
------------------------------------------------------------------------------------------------------
FINANCIAL - 10.9%
Bear Stearns                                         6.15        03/02/04       115,000        110,486
Finova Capital                                       7.63        09/21/09       220,000        220,470
Goldman Sachs                                        7.35        10/01/09       190,000        189,240
HSBC Americas                                        6.63        03/01/09       265,000        250,318
Heller Financial (c)                                 7.38        11/01/09       115,000        113,732
Lehman Brothers                                      6.63        02/05/06       485,000        464,807
Nationsbank                                          6.13        07/15/04       215,000        208,245
Newcourt Credit Group (c)                            6.88        02/16/05       215,000        212,630
Royal & Sun Alliance Insurance (YANKEE) (c) (d)      8.95        10/15/29       175,000        177,355
Toyota Motor Credit                                  5.63        11/13/03       140,000        133,953
                                                                                            ----------
                                                                                             2,081,236
------------------------------------------------------------------------------------------------------
INDUSTRIAL - 22.8%
Biovail (c)                                         10.88        11/15/05       100,000        104,500
CMS Energy                                           8.38        07/01/03       250,000        245,992
Charles River Labs                                  13.50        10/01/09        75,000         77,250
Entex Information Services (c) (j)                  12.50        08/01/06       950,000        369,313
Integrated Electrical Services (c)                   9.38        02/01/09        75,000         73,313
J. Seagram & Sons                                    6.63        12/15/05       465,000        443,750
Laidlaw (YANKEE) (d)                                 7.65        05/15/06       310,000        289,514
Lockheed Martin                                      8.20        12/01/09       195,000        193,677
Mack-Cali Realty                                     7.25        03/15/09       185,000        172,724
NE Restaurant                                       10.75        07/15/08       250,000        226,250
Noble Drilling                                       7.50        03/15/19       260,000        251,941
Northwest Airlines                                   7.58        03/01/19       240,000        231,619
Owens Corning                                        7.00        03/15/09       240,000        209,977
Petro-Canada (YANKEE) (d)                            7.00        11/15/28       420,000        375,035
Providian Capital I (c)                              9.53        02/01/27       200,000        166,467
Province of Manitoba (YANKEE) (d)                    6.75        03/01/03       145,000        144,771
Queen Sand Resources                                12.50        07/01/08       250,000        147,500
Saks                                                 7.25        12/01/04       250,000        237,483
Sonic Automotive Series B                           11.00        08/01/08       125,000        122,188
Speedway Motorsports (c)                             8.50        08/15/07       100,000         97,500
Styling Technology                                  10.88        07/01/08        75,000         48,750
Thermolase (c)                                       4.38        08/05/04       145,000        115,094
                                                                                            ----------
                                                                                             4,344,608
------------------------------------------------------------------------------------------------------


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

6
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                NOVEMBER 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

CORPORATE BONDS (CONT.)

                                                                    Principal         Market
                                         Rate        Maturity         Amount        Value (a)
----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.4%
AT&T Capital Series F (MEDIUM-TERM NOTE) 7.50%       11/15/00       $375,000        $  377,761
COVAD Comm Group (c)                    12.50        02/15/09        225,000           231,750
Global Crossing (PIK PREFERRED) (f)     10.50        12/01/08          1,250(h)        124,844
Sprint Capital                           6.90        05/01/19        235,000           217,697
Tritel PCS (c)                          12.75        05/15/09         90,000            57,825
Voicestream Wire (c)                    10.38        11/15/09         20,000            20,850
                                                                                    ----------
                                                                                     1,030,727
----------------------------------------------------------------------------------------------
UTILITIES - 2.8%
Enron                                    7.38        05/15/19        280,000           265,489
NRG Energy                               8.00        11/01/03        100,000            98,168
Southern Union                           8.25        11/15/29         65,000            65,900
Williams Gas Pipeline (c)                7.38        11/15/06        115,000           113,792
                                                                                    ----------
                                                                                       543,349
==============================================================================================
TOTAL INVESTMENTS IN CORPORATE BONDS
(COST: $9,473,279)................................................................. $8,466,457
==============================================================================================

FOREIGN BONDS - 3.2%

                                                                    Principal         Market
                                         Rate        Maturity         Amount        Value (a)
----------------------------------------------------------------------------------------------
FOREIGN CORPORATE BOND - 1.8%
British Sky Broadcasting (c)             8.20%       07/15/09       $125,000        $  118,849
Telecom Argent (c)                       9.75        07/12/01        225,000           225,000
                                                                                    ----------
                                                                                       343,849
----------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT - 1.4%
Bundesrepub. Deutschland (Eurodollars)   6.75        04/22/03        240,000(i)        258,811
==============================================================================================
TOTAL INVESTMENTS IN FOREIGN BONDS
(COST: $620,804)................................................................... $  602,660
==============================================================================================


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.
                                                                               7
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                NOVEMBER 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

TAX-EXEMPT MUNICIPAL BOND - 0.5%

                                                                    Principal         Market
                                         Rate        Maturity         Amount        Value (a)
----------------------------------------------------------------------------------------------
Harris County Texas                      4.50%       10/01/23       $110,000        $   87,911
==============================================================================================
TOTAL INVESTMENT IN TAX-EXEMPT MUNICIPAL BOND
(COST: $85,624).................................................................... $   87,911
==============================================================================================

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 0.9%

                                                                    Principal         Market
                                         Rate        Maturity         Amount        Value (a)
----------------------------------------------------------------------------------------------
U.S. TREASURY BOND - 0.4%
U.S. Treasury Bond                       5.25%       02/15/29       $ 80,000        $   67,850
----------------------------------------------------------------------------------------------
U.S. TREASURY STRIP - 0.5%
U.S. Treasury STRIP (zero coupon)        6.91(e)     11/15/18        350,000           100,537
==============================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $178,281)................................................................... $  168,387
==============================================================================================


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.


8
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                NOVEMBER 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 43.9%

                                                                    Principal         Market
                                         Rate        Maturity         Amount        Value (a)
----------------------------------------------------------------------------------------------
FREDDIE MAC - 1.7%
                                         6.00%       01/15/28       $  355,000      $  326,286
----------------------------------------------------------------------------------------------
FREDDIE MAC GOLD - 11.1%
                                         6.00        04/01/11          745,153         718,558
                                         6.00        04/01/29          196,201         182,095
                                         6.00        01/01/29          215,975         200,538
                                         6.50        05/01/29        1,056,315       1,007,870
                                                                                    ----------
                                                                                     2,109,061
----------------------------------------------------------------------------------------------
FANNIE MAE - 20.4%
                                         6.00        10/01/28          247,604         229,671
                                         6.50        05/01/13          687,027         672,244
                                         6.50        11/01/28          882,352         841,754
                                         6.50        03/01/29          297,238         283,562
                                         7.00        05/01/28          225,391         220,448
                                         7.00        08/01/28          614,720         601,082
                                         7.00        09/01/29          519,004         507,254
                                         7.50        04/01/28          378,470         377,586
                                         9.00        06/01/17          152,554         160,301
                                                                                    ----------
                                                                                     3,893,902
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.7%
                                         7.00        08/15/28          306,047         298,822
                                         7.00        12/15/23          178,025         175,008
                                         7.00        01/15/08          114,934         115,309
                                         7.50        12/15/27          798,456         797,048
                                         8.00        12/15/23          492,005         501,504
                                         9.00        11/15/17          148,984         157,324
                                                                                    ----------
                                                                                     2,045,015
==============================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(COST: $8,612,842)................................................................. $8,374,264
==============================================================================================


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.


                                                                               9
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO
                                  IAI BOND FUND


                                NOVEMBER 30, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

ASSET-BACKED SECURITIES - 7.9%

                                                                                Principal       Market
                                                      Rate        Maturity        Amount      Value (a)
-------------------------------------------------------------------------------------------------------
AUTO LOANS - 0.5%
ANRC Auto Owner Trust                                 6.94%       04/17/06      $100,000     $  100,563
-------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGES - 3.0%
Morgan Stanley Capital I, 1998-XL1, Class A3          6.48        06/03/30       325,000        311,305
Morgan Stanley Capital I, 1998-HF2, Class A2          6.48        11/15/30       275,000        262,177
                                                                                             ----------
                                                                                                573,482
-------------------------------------------------------------------------------------------------------
HOME EQUITY - 4.4%
EQCC Home Equity Loan Trust, 1998-2, Class A6F        6.16        04/15/08       560,000        542,534
Residential Asset Securities, 1999-KS2, Class AI5     6.99        12/25/25       305,000        302,902
                                                                                             ----------
                                                                                                845,436
=======================================================================================================
TOTAL INVESTMENTS IN ASSET-BACKED SECURITIES
(COST: $1,565,619).......................................................................... $1,519,481
=======================================================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $20,536,449)........................................................................ $19,219,160
=======================================================================================================

SHORT-TERM SECURITIES - 0.8%

                                                                                Principal       Market
                                                      Rate        Maturity    Amount/Shares   Value (a)
-------------------------------------------------------------------------------------------------------
U.S. TREASURY BILL - 0.2%
                                                      6.13%       04/20/00      $ 50,000(b)  $   48,972
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.6%
Firstar Institutional Money Market Fund               5.41                       114,117        114,117
=======================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $163,134)............................................................................ $  163,089
=======================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $20,699,583)(k)..................................................................... $19,382,249
=======================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - (1.6)%.................................................. $(299,735)
=======================================================================================================
TOTAL NET ASSETS........................................................................... $19,082,514
=======================================================================================================


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.


10
--------------------------------------------------------------------------------

                             NOTES TO FUND PORTFOLIO
                                  IAI BOND FUND


                                NOVEMBER 30, 1999


                                       (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Security is pledged to cover initial margin on open futures contracts (see Note 5 to financial statements).

                                       (c)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. These issues may only be sold to other qualified institutional buyers, and are considered liquid under guidelines established by the Board of Directors. The market value of such securities was $2,197,970 (11.5% of net assets) at November 30, 1999.

                                       (d)

Yankee represents dollar-denominated bonds issued in the United States by foreign banks and corporations.

                                       (e)

Interest rate shown represents yield-to-maturity at date of purchase. This security pays no coupon interest and the principal amount is paid at maturity.

                                       (f)

The interest rate shown for Payment-in-Kind securities (PIK securities) represents effective yield at November 30, 1999. PIK securities' income is generally paid by issuing additional par or shares of the security rather than paying cash.

                                       (g)

A step bond is a security that remains zero-coupon until a predetermined date at which time the stated coupon rate becomes payable at regular intervals. The interest rate shown for step bonds represents the effective yield at November 30, 1999, based upon the estimated timing and amount of future interest and principal payments.

                                       (h)

Represents a preferred security. Quantity is disclosed in units. One unit represents 100 par.

                                       (i)

Foreign security cost and market values are stated in U.S. dollars. Principal amounts are denominated in the foreign currency indicated parenthetically.

                                       (j)

This security has been deemed illiquid by the Adviser per procedures approved by the Board of Directors.

                                       (k)

At November 30, 1999, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

 Cost for federal income tax purposes ..........................   $ 20,706,146
                                                                   ============

 Gross unrealized appreciation .................................   $     42,634

 Gross unrealized depreciation .................................   $ (1,366,531)
                                                                   ------------

 Net unrealized depreciation ...................................   $ (1,323,897)
                                                                   ============


                                                                              11
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                  IAI BOND FUND


                                NOVEMBER 30, 1999

----------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market (cost: $20,699,583)                                      $ 19,382,249
Cash                                                                                                22,152
Receivable for Fund shares sold                                                                      5,191
Accrued interest receivable                                                                        273,092
Variation margin receivable (Note 5)                                                                 1,718
Unrealized appreciation on foreign currency forward contract (Note 6)                                4,151
Other                                                                                               24,582
                                                                                              ------------
   TOTAL ASSETS                                                                                 19,713,135
                                                                                              ------------
LIABILITIES
Accrued management fee                                                                              13,251
Payable for Fund shares redeemed                                                                   617,370
                                                                                              ------------
   TOTAL LIABILITIES                                                                               630,621
                                                                                              ------------
   NET ASSETS                                                                                 $ 19,082,514
                                                                                              ============
NET ASSETS REPRESENTED BY:
Paid in capital                                                                               $ 22,579,092
Undistributed net investment income                                                                 43,308
Accumulated net realized losses on investments, futures
 contracts, and foreign currency transactions                                                   (2,222,663)
Unrealized appreciation (depreciation) on:
  Investment securities                                                     $ (1,317,334)
  Futures contracts (Note 5)                                                      (3,631)
  Other assets and liabilities denominated in foreign currency                     3,742        (1,317,223)
                                                                            ------------      ------------
   NET ASSETS                                                                                 $ 19,082,514
                                                                                              ============
Shares of capital stock outstanding (authorized 10 billion
 shares, $0.01 par value)                                                                        2,212,907
                                                                                              ------------
   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
    PER SHARE                                                                                 $       8.62
                                                                                              ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
                                  IAI BOND FUND


                          YEAR ENDED NOVEMBER 30, 1999

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME:
 Interest                                                                                  $  2,322,189
 Dividends                                                                                      123,751
                                                                                           ------------
   TOTAL INCOME                                                                               2,445,940
                                                                                           ------------
EXPENSES:
 Management fees                                                                                343,615
 Compensation of Directors                                                                       10,713
                                                                                           ------------
   TOTAL EXPENSES                                                                               354,328
   Less fees reimbursed by Advisers                                                             (21,058)
                                                                                           ------------
   NET EXPENSES                                                                                 333,270
                                                                                           ------------
   NET INVESTMENT INCOME                                                                      2,112,670
                                                                                           ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 Net realized gains (losses) on:
  Investment securities                                                  $ (1,219,228)
  Futures contracts                                                          (285,852)
  Foreign currency transactions                                                36,822
                                                                         ------------
                                                                                             (1,468,258)
 Net change in unrealized appreciation or depreciation on:
  Investment securities                                                  $ (1,297,956)
  Futures contracts                                                            23,513
  Other assets and liabilities denominated in foreign currency                  7,940
                                                                         ------------
                                                                                             (1,266,503)
                                                                                           ------------
   NET LOSS ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY                           (2,734,761)
                                                                                           ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   (622,091)
                                                                                           ============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                              13
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                                  IAI BOND FUND

                                                                    Year ended           Year ended
                                                                November 30, 1999     November 30, 1998
-------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                                            $   2,112,670        $   3,469,387
 Net realized gain (loss)                                            (1,468,258)           1,120,153
 Net change in unrealized appreciation or depreciation               (1,266,503)            (682,352)
                                                                  -------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         (622,091)           3,907,188
                                                                  -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                               (2,344,002)          (3,563,967)
                                                                  -------------        -------------
   TOTAL DISTRIBUTIONS                                               (2,344,002)          (3,563,967)
                                                                  -------------        -------------
CAPITAL SHARE TRANSACTIONS
 Net proceeds from sale of 579,096 and 2,928,073 shares               5,433,497           28,071,182
 Net asset value of 243,398 and 357,698 shares issued in
  reinvestment of distributions                                       2,224,422            3,415,929
 Cost of 3,997,848 and 5,126,967 shares redeemed                    (36,967,999)         (49,092,006)
                                                                  -------------        -------------
   DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS          (29,310,080)         (17,604,895)
                                                                  -------------        -------------
   TOTAL DECREASE IN NET ASSETS                                     (32,276,173)         (17,261,674)
NET ASSETS AT BEGINNING OF PERIOD                                    51,358,687           68,620,361
                                                                  -------------        -------------
NET ASSETS AT END OF PERIOD                                       $  19,082,514        $  51,358,687
                                                                  -------------        -------------
 INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF:                $      43,308        $     241,063
                                                                  =============        =============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                                  IAI BOND FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
            AND SELECTED INFORMATION FOR EACH PERIOD ARE AS FOLLOWS:

                                                              Years ended November 30,
                                    -----------------------------------------------------------------------
                                       1999              1998           1997           1996          1995
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                 $  9.53           $  9.49        $  9.32        $  9.34        $  8.65
                                     -------           -------        -------        -------        -------
OPERATIONS
 Net investment income                  0.61**            0.58           0.54           0.56           0.58
 Net realized and unrealized
  gains (losses)                       (0.83)             0.04           0.19           0.04           0.72
                                     -------           -------        -------        -------        -------
   TOTAL FROM OPERATIONS               (0.22)             0.62           0.73           0.60           1.30
                                     -------           -------        -------        -------        -------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income                 (0.69)            (0.58)         (0.56)         (0.62)         (0.61)
                                     -------           -------        -------        -------        -------
   TOTAL DISTRIBUTIONS                 (0.69)            (0.58)         (0.56)         (0.62)         (0.61)
                                     -------           -------        -------        -------        -------
NET ASSET VALUE
 End of period                       $  8.62           $  9.53        $  9.49        $  9.32        $  9.34
                                     =======           =======        =======        =======        =======
 Total investment return*              (2.46)%            6.68%          8.15%          6.85%         15.46%
 Net assets at end of period
  (000s omitted)                     $19,083           $51,359        $68,620        $86,803        $77,526

RATIOS
 Expenses to average net assets         1.07%***          1.10%          1.10%          1.10%          1.09%
 Net investment income to
  average net assets                    6.76%             5.85%          5.74%          6.20%          6.32%
 Portfolio turnover rate
  (excluding short-term
  securities)                          147.8%            280.3%         482.2%         342.4%         424.7%


  *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
   DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

 **NET INVESTMENT INCOME PER SHARE REPRESENTS NET INVESTMENT INCOME DIVIDED BY
   THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

***EFFECTIVE SEPTEMBER 1, 1999, ADVISERS HAS AGREED TO LIMIT THE FEE TO 0.90%
   OF AVERAGE NET ASSETS THROUGH MARCH 31, 2000. ABSENT THIS VOLUNTARY LIMITATION THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.10%.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                              15
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                  IAI BOND FUND


                               NOVEMBER 30, 1999

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. IAI Bond Fund (Bond Fund) is a separate portfolio of IAI Investment Funds I, Inc. The Fund's primary objective is to provide a high level of current income consistent with capital preservation, through investments in a diversified portfolio of primarily investment and non-investment grade bonds and other debt securities. This report covers only Bond Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:

SECURITY VALUATION

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price at the close of each business day. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, the last reported bid price. Such valuations are obtained from pricing services or are supplied by dealers.

Debt securities for which quotations are not readily available are valued at their fair value as determined in good faith using consistently applied procedures under the general supervision of the Board of Directors.

Short-term securities with maturities of 60 days or less from the date of initial acquisition are valued at amortized cost. Those with maturities greater than 60 days from the date of initial acquisition are marked-to-market on a daily basis.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis may occur a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account, assets with a market value equal to the amount of its purchase commitments.

FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Fund may buy and sell futures contracts and options. The risks of entering into futures and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities into a segregated account, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded daily as unrealized gains or losses. The variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires.

Options traded on an exchange are valued using the last sale price, and those traded over-the-counter are valued using dealer-supplied valuations, resulting in unrealized appreciation or depreciation being recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

The Fund may invest in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date


16
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                  IAI BOND FUND


                                NOVEMBER 30, 1999


[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

and are recorded in realized and unrealized appreciation or depreciation on foreign currency transactions.

Exchange gains and losses may also be realized between the trade and settlement dates on security and foreign currency contract transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of recognition of certain foreign currency gains and losses as ordinary income and deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $33,577 and accumulated net realized losses have been increased by $33,577.

For federal income tax purposes, the Fund had capital loss carryovers of approximately $2,226,297 at November 30, 1999 which, if not offset by subsequent capital gains, will expire in 2002 and 2007. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Fund amortizes discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the record date. Distributions from net investment income are made monthly. Capital gains, if any, are primarily distributed at the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


                                                                              17
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                  IAI BOND FUND


                                NOVEMBER 30, 1999


[2] COMMITMENTS AND CONTINGENCIES

INSURANCE

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). In connection with its obligation as a policyholder, the Fund is committed to make future capital contributions, if requested by the Company.


[3] FEES AND EXPENSES

Under the terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 1.10% declining to 1.00% of average daily net assets. Effective September 1, 1999, Advisers has agreed to limit the fee to 0.90% of average net assets through March 31, 2000. This fee is paid monthly. The Management Agreement further provides that Advisers will either reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.


[4] PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 1999, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund were as follows:

               U.S. GOVERNMENT       OTHER
              -----------------   ----------
Purchases        25,156,975       19,909,508
Sales            39,371,727       33,487,999


[5] OPEN FUTURES CONTRACTS

The financial futures contracts shown below were open as of November 30, 1999. The market value of securities deposited to cover initial margin requirements for the open positions at November 30, 1999 was $48,972. The unrealized depreciation on these contracts is included in unrealized depreciation on futures contracts.

FUTURES

                     Number of   Expiration               Market     Unrealized
       Type          Contracts      Month     Position     Value    Depreciation
--------------------------------------------------------------------------------
U.S. Treasury Bond      5        March 2000     Long     $465,312    $ (3,631)


18
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
                                  IAI BOND FUND


                                NOVEMBER 30, 1999


[6] FOREIGN CURRENCY COMMITMENTS

At November 30, 1999, the Fund had entered into a foreign currency exchange contract. The unrealized depreciation on this contract at November 30, 1999 is included in unrealized depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contract are as follows:

Exchange                                                             Unrealized
  Date        Currency to be Delivered    Currency to be Received   Appreciation
--------------------------------------------------------------------------------
12/03/99   260,000 European Monetary Unit   265,980 U.S. Dollar        $4,151


                                                                              19
--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                                  IAI BOND FUND



THE BOARD OF DIRECTORS AND SHAREHOLDERS
IAI INVESTMENT FUNDS I, INC.:

We have audited the accompanying statement of assets and liabilities, including the fund portfolio, of IAI Bond Fund (a portfolio within IAI Investment Funds I, Inc.) as of November 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI Bond Fund as of November 30, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



KPMG LLP
Minneapolis, Minnesota
January 25, 2000


20
--------------------------------------------------------------------------------

                             FEDERAL TAX INFORMATION
                                  IAI BOND FUND



We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for informational purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.


                               TAX INFORMATION

--------------------------------------------------------------------------------
 Payable Date                                                Ordinary Income (A)
--------------------------------------------------------------------------------
December 1998                                                    $  0.0900
January 1999                                                        0.0500
February 1999                                                       0.0600
March 1999                                                          0.0600
April 1999                                                          0.0600
May 1999                                                            0.0500
June 1999                                                           0.0500
July 1999                                                           0.0500
August 1999                                                         0.0550
September 1999                                                      0.0500
October 1999                                                        0.0550
November 1999                                                       0.0560
--------------------------------------------------------------------------------
                                                                 $  0.6860
================================================================================

(A) INCLUDES DISTRIBUTIONS OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME. 6.38% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTION BY CORPORATIONS.


                                                                              21
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22
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


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                                                                              23
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


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24
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com


                                    CUSTODIAN

                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                  DISTRIBUTOR

                         Rafferty Capital Markets, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                                    KPMG LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 David Koehler
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS

                     P.O. BOX 701, MILWAUKEE, WI 53201-0701

                                  800.945.3863